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The Gabelli Growth Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95.3%
TECHNOLOGY - SOFTWARE — 18.9%
31,200 Cadence Design Systems Inc.† ................. $ 7,935,096
32,200 CrowdStrike Holdings Inc., Cl. A† ............. 11,353,076
15,600 Intuit Inc. ................................................. 9,578,244
334,600 Microsoft Corp. ........................................ 125,605,494
59,200 Oracle Corp. ............................................. 8,276,752
24,500 ServiceNow Inc.† ..................................... 19,505,430
32,970 Spotify Technology SA† ............................ 18,134,489
200,388,581
CONSUMER DISCRETIONARY — 16.5%
452,000 Amazon.com Inc.† ................................... 85,997,520
300,000 Chipotle Mexican Grill Inc.† ...................... 15,063,000
16,000 Costco Wholesale Corp. ............................ 15,132,480
47,400 Netflix Inc.† .............................................. 44,201,922
10,000 O'Reilly Automotive Inc.† ......................... 14,325,800
174,720,722
TECHNOLOGY - COMPUTER SERVICES — 12.7%
295,600 Alphabet Inc., Cl. A ................................... 45,711,584
205,400 Alphabet Inc., Cl. C ................................... 32,089,642
98,100 Meta Platforms Inc., Cl. A ......................... 56,540,916
134,342,142
TECHNOLOGY - SEMICONDUCTORS — 12.5%
153,000 Broadcom Inc. ......................................... 25,616,790
983,400 NVIDIA Corp. ........................................... 106,580,892
132,197,682
FINANCIALS — 10.0%
15,000 Arthur J. Gallagher & Co. .......................... 5,178,600
155,000 KKR & Co. Inc. ......................................... 17,919,550
60,700 Mastercard Inc., Cl. A ............................... 33,270,884
31,900 Moody's Corp. ......................................... 14,855,511
99,100 Visa Inc., Cl. A .......................................... 34,730,586
105,955,131
HEALTH CARE — 9.4%
172,800 Boston Scientific Corp.† ........................... 17,432,064
49,400 Eli Lilly & Co. ........................................... 40,799,954
46,000 Intuitive Surgical Inc.† .............................. 22,782,420
52,000 Stryker Corp. ............................................ 19,357,000
100,371,438
TECHNOLOGY - HARDWARE AND EQUIPMENT — 7.8%
289,400 Apple Inc. ................................................ 64,284,422
35,000 Applied Materials Inc. ............................... 5,079,200
20,600 ASML Holding NV .................................... 13,650,178
83,013,800
INDUSTRIALS — 6.2%
134,000 Carrier Global Corp. .................................. 8,495,600
57,500 Eaton Corp. plc ......................................... 15,630,225
141,000 General Electric Co. .................................. 28,221,150
Shares
Market
Value
39,200 Trane Technologies plc ............................. $ 13,207,264
65,554,239
ENERGY — 1.3%
46,600 GE Vernova Inc. ........................................ 14,226,048
TOTAL COMMON STOCKS .................. 1,010,769,783
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4.7%
$ 49,650,000 U.S. Treasury Bills,
4.222% to 4.263%††,
04/01/25 to 06/26/25 ............................ 49,350,015
TOTAL INVESTMENTS — 100.0%
(Cost $372,391,481) ............................. $ 1,060,119,798
† Non-income producing security.
†† Represents annualized yields at dates of purchase.